ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 32,754	$ 37,065	$ 41,350
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	19,730	17,535	20,647
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	4,423	8,125	8,382
North America [Member]
Segment Reporting Information [Line Items]
Revenues	5,219	7,863	7,504
India [Member]
Segment Reporting Information [Line Items]
Revenues	2,362	3,100	4,135
Rest Of World [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,020	$ 442	$ 682